Supplement to the
Fidelity® Global Balanced Fund
December 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Ruben Calderon (lead portfolio manager) has managed the fund since December 2006.

Geoff Stein (co-manager) has managed the fund since June 2009.

Andy Weir (co-manager) has managed the fund since January 2006.

John Lo (co-manager) has managed the fund since February 2007.

Stephen DuFour (co-manager) has managed the fund since October 2007.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

The following information replaces the biographical information for Ruben Calderon and Geoff Stein found in the "Fund Management" section on page 26.

Ruben Calderon is lead portfolio manager of Fidelity Global Balanced Fund, which he has managed since December 2006. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

Geoff Stein is co-manager of Fidelity Global Balanced Fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

GBL-15-01  February 23, 2015
1.855563.114

Supplement to the
Fidelity Advisor® Global Balanced Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Ruben Calderon (lead portfolio manager) has managed the fund since December 2006.

Geoff Stein (co-manager) has managed the fund since June 2009.

Andy Weir (co-manager) has managed the fund since January 2006.

John Lo (co-manager) has managed the fund since February 2007.

Stephen DuFour (co-manager) has managed the fund since October 2007.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

The following information replaces the biographical information for Ruben Calderon and Geoff Stein found in the "Fund Management" section on page 27.

Ruben Calderon is lead portfolio manager of Fidelity Global Balanced Fund, which he has managed since December 2006. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

Geoff Stein is co-manager of Fidelity Global Balanced Fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

AGBL-15-01  February 23, 2015
1.899423.114

Supplement to the
Fidelity Advisor® Global Balanced Fund
Institutional Class
December 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Ruben Calderon (lead portfolio manager) has managed the fund since December 2006.

Geoff Stein (co-manager) has managed the fund since June 2009.

Andy Weir (co-manager) has managed the fund since January 2006.

John Lo (co-manager) has managed the fund since February 2007.

Stephen DuFour (co-manager) has managed the fund since October 2007.

Maria Nikishkova (co-manager) has managed the fund since December 2012.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

The following information replaces the biographical information for Ruben Calderon and Geoff Stein found in the "Fund Management" section on page 26.

Ruben Calderon is lead portfolio manager of Fidelity Global Balanced Fund, which he has managed since December 2006. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager.

Geoff Stein is co-manager of Fidelity Global Balanced Fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Stein has worked as director of the Portfolio Analysis Group, director of Portfolio Strategy for Strategic Advisers, Inc., and as a portfolio manager.

AGBLI-15-01  February 23, 2015
1.899424.114